Provisions - Other Foreign Subsidiaries - Estimated benefit payable (Details) - Other Foreign Countries € in Millions	Dec. 31, 2018 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 593
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	603
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	612
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	629
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	644
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,429